Exhibit 99.1

Nissan Auto Receivables 2017-A Owner Trust

Servicer’s Certificate

Collection Period	30-Nov-18	30/360 Days	30	Collection Period Start	1-Nov-18
Distribution Date	17-Dec-18	Actual/360 Days	32	Collection Period End	30-Nov-18
				Prior Month Settlement Date	15-Nov-18
				Current Month Settlement Date	17-Dec-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,112,068,200.74	526,554,351.97	503,499,082.53	0.483359
Yield Supplement Overcollaterization		70,401,532.33	22,586,849.34	21,042,132.98
Total Adjusted Pool Balance		1,041,666,668.41	503,967,502.63	482,456,949.55
Total Adjusted Securities		1,041,666,668.41	503,967,502.63	482,456,949.55	0.463159
Class A-1 Notes	1.00000%	233,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.47000%	266,000,000.00	31,751,508.39	15,214,493.59	0.057197
Class A-2b Notes	2.36650%	80,000,000.00	9,549,325.83	4,575,787.55	0.057197
Class A-3 Notes	1.74000%	332,000,000.00	332,000,000.00	332,000,000.00	1.000000
Class A-4 Notes	2.11000%	89,000,000.00	89,000,000.00	89,000,000.00	1.000000
Certificates	0.00000%	41,666,668.41	41,666,668.41	41,666,668.41	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	16,537,014.80	38,895.60	62.1692286	0.1462241
Class A-2b Notes	4,973,538.28	20,087.54	62.1692286	0.2510943
Class A-3 Notes	0.00	481,400.00	—	1.4500000
Class A-4 Notes	0.00	156,491.67	—	1.7583334
Certificates	0.00	0.00	—	—

Total Securities	21,510,553.08	696,874.81

I. COLLECTIONS

Interest:
Interest Collections				893,892.61
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				893,892.61
Principal:
Principal Collections				22,588,550.86
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				22,588,550.86
Recoveries of Defaulted Receivables				255,540.47

Total Collections				23,737,983.94

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			36,549	503,967,502.63
Total Principal Payment				21,510,553.08

			35,972	482,456,949.55

Nissan Auto Receivables 2017-A Owner Trust Service’s Certificate

III. DISTRIBUTIONS

Total Collections	23,737,983.94
Reserve Account Draw	0.00
Total Available for Distribution	23,737,983.94
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	438,795.29
Servicing Fee Paid	438,795.29
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	38,895.60
Class A-2a Notes Monthly Interest Paid	38,895.60
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	20,087.54
Class A-2b Notes Monthly Interest Paid	20,087.54
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	481,400.00
Class A-3 Notes Monthly Interest Paid	481,400.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	156,491.67
Class A-4 Notes Monthly Interest Paid	156,491.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-A Owner Trust Service’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		696,874.81
Total Note Monthly Interest Paid		696,874.81
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		22,602,313.84
4. Total Monthly Principal Paid on the Notes		21,510,553.08
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		21,510,553.08
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,091,760.76
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,091,760.76

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.68
Beginning Reserve Account Balance		2,604,166.68
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.68
Required Reserve Account Amount for Next Period		2,604,166.68

VI. POOL STATISTICS

Weighted Average Coupon		2.02%
Weighted Average Remaining Maturity		34.78

	Amount	Number
Principal on Defaulted Receivables	466,718.58	30
Principal Recoveries of Defaulted Receivables	255,540.47

Monthly Net Losses	211,178.11
Pool Balance at Beginning of Collection Period	526,554,351.97
Net Loss Ratio for Third Preceding Collection Period	0.29%
Net Loss Ratio for Second Preceding Collection Period	0.59%
Net Loss Ratio for Preceding Collection Period	0.27%
Net Loss Ratio for Current Collection Period	0.48%
Four-Month Average Net Loss Ratio	0.41%
Cumulative Net Losses for all Periods	7,514,234.20

Nissan Auto Receivables 2017-A Owner Trust Service’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,849,714.03	225	0.76%
61-90 Days Delinquent	855,050.13	55	0.17%
91-120 Days Delinquent	215,247.26	17	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,920,011.42	297	0.98%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.20%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.23%	0.20%
Delinquency Ratio for Preceding Collection Period	0.17%	0.16%
Delinquency Ratio for Current Collection Period	0.21%	0.20%
Four-Month Average Delinquency Ratio	0.20%	0.18%
60 Day Delinquent Receivables	1,070,297.39
Delinquency Percentage	0.21%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to

Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO